Label	Element	Value
Supplement | INVESCO International Core Equity Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco International Core Equity Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.
On January 19, 2023, the Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Board”) approved a Plan of Liquidation and Dissolution (the “Plan”), which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on February 24, 2023. Existing shareholders will continue to be able to invest in the Fund until the close of business on or about April 10, 2023 when no further purchases or exchanges into the Fund will be accepted as the Fund prepares for liquidation on or about April 24, 2023 (the “Liquidation Date”) as described below. The liquidation may occur sooner if at any time before the Liquidation Date there are no shares outstanding in the Fund. The liquidation may also be delayed or occur sooner if unforeseen circumstances arise. Shareholders of the Fund may redeem their shares at any time prior to the Liquidation Date. The Fund reserves the right, in its discretion, to modify the extent to which sales of shares are limited prior to the Liquidation Date.
To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and may no longer be managed to meet its investment objective. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved. If necessary, the Fund will declare and pay a dividend to distribute to its shareholders all of the Fund’s remaining investment company taxable income, if any, and all of the Fund’s net capital gain, if any (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax. Alternatively, the Fund may, if eligible, treat some or all of such amounts distributed to its shareholders as being paid out as dividends as part of the liquidating distributions. The Fund’s liquidation may be a taxable event to its shareholders. Please consult your tax advisor about the potential tax consequences.
At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth in the prospectus under “Redeeming Shares,” as it may be supplemented. Contingent deferred sales charges will be waived in connection with any redemptions prior to the Liquidation Date. Shareholders who wish to avoid being liquidated out of the Fund altogether may also exchange their shares prior to the Liquidation Date for shares of another Invesco fund, subject to minimum investment account requirements and other restrictions on exchanges as described in the prospectus under “Exchanging Shares,” as it may be supplemented. Any such redemption or exchange of Fund shares for shares of another Invesco fund, as eligible, will generally be considered a taxable event for federal income tax purposes, except for exchanges in a tax-advantaged retirement plan or account. Shareholders who hold their shares in the Fund through financial intermediaries should contact their financial representatives to discuss their options with respect to the liquidation and the distribution of their redemption proceeds.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco International Core Equity Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following information is added to the sections titled “Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings –- Risks” in the Summary and Statutory Prospectuses, respectively:
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.